Loans (Tables)	12 Months Ended
Aug. 31, 2018
Loans
Schedule of loans

	As of August 31,
	2017	2018	2018
	RMB	RMB	US$

Long-term bank loan	—	405,000	59,297
Long-term bank loan, current portion	—	45,000	6,589
Short-term bank loans	5,000	—	—

Schedule of long-term loan principal maturities

As of August 31, 2018, the long-term loan principal will be due according to the following schedule:

	RMB	US$
December 12, 2018	45,000	6,589
December 12, 2019	67,500	9,883
December 12, 2020	90,000	13,177
December 12, 2021	112,500	16,471
December 12, 2022	135,000	19,766
	450,000	65,886